Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets	$ 399,329	$ 211,798
Deferred tax asset on tax loss carryforwards	$ 70,000	$ 76,000
Other	(2.70%)	(0.90%)	(13.10%)
Unrealized depreciation and timing differences on investments	$ 170,720	$ 0
Ireland
Taxation - Other Details [Line Items]
Valuation allowance of foreign tax credit carryforwards	211,000	181,000
Deferred tax asset on tax loss carryforwards	9,000
Hong Kong
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	2,000	2,000
Singapore
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	20,000	19,000
US
Taxation - Other Details [Line Items]
Income tax benefit resulting from reduction in corporate tax rate			$ 35,000
Valuation allowance on deferred tax assets	22,000	13,000
Deferred tax asset on tax loss carryforwards	10,000	44,000
Other			14.40%
Unrealized depreciation and timing differences on investments	148,000
Canada
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets	7,000	6,000
Deferred tax asset on tax loss carryforwards	1,000	5,000
United Kingdom
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets	11,000	12,000
Deferred tax asset on tax loss carryforwards	2,000
Switzerland
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	$ 26,000	$ 6,000